LEASES (Schedule of future minimum non-cancelable rental commitments) (Details)	Jul. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 1,897,318
2021	1,941,494
2022	2,057,814
2023	2,072,000
2024	2,086,697
After 2024	11,701,293
Total required	$ 21,756,616